Investment Objectives and Goals - Invesco India ETF	Dec. 19, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Invesco India ETF
Objective [Heading]	3.) Investment Objective Change.
Objective, Primary [Text Block]	The Fund’s new investment objective will be to seek to track the investment results (before fees and expenses) of the New Underlying Index.